Schedule of Employee Welfare Benefits Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Contributions to medical and pension schemes	¥ 9,910	¥ 10,438
Other employee benefits	3,221	3,519
Total	¥ 13,131	13,957
As Previously Reported [Member]
Contributions to medical and pension schemes		7,117
Other employee benefits		194
Total		7,311
Adjustment [Member]
Contributions to medical and pension schemes		3,321
Other employee benefits		3,325
Total		6,646
As Revised [Member]
Contributions to medical and pension schemes		10,438
Other employee benefits		3,519
Total		¥ 13,957